UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000
Common Stock, Shares, Issued	223,649,403	192,441,917	138,099,981
Common Stock, Shares, Outstanding	223,649,403	192,441,917	138,099,981
Series B Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Designated	500,000	500,000	500,000
Preferred Stock, Shares Issued	500,000	500,000	500,000
Preferred Stock, Shares Outstanding	0	0	0
Series C Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Designated	500,000	500,000	500,000
Preferred Stock, Shares Issued	500,000	500,000	500,000
Preferred Stock, Shares Outstanding	500,000	500,000	500,000
Promissory note - related party
Interest Payable, Current		$ 0	$ 40,475
Convertible note payable - related party
Interest Payable, Current	$ 35,000	261,537	299,037
Convertible note payable noncurrent
Interest Payable, Noncurrent	18,904	274,442	192,765
Unamortized debt discount	1,061,770	1,583,435	605,640
Convertible notes payable current
Interest Payable, Current		0	$ 16,919
Convertible Notes Payable Non Current Related Party
Interest Payable, Noncurrent	1,861	0
Unamortized debt discount	$ 245,415	$ 0